Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
26. Parent company only condensed financial information
The condensed financial information of the Company has been prepared in accordance with SEC Regulation
S-X
Rule
5-04
and Rule
12-04,
using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries and VIE.
The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general- purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.
The Company did not have significant capital and other commitments or guarantees as of December 31, 2022. The subsidiaries did not pay any dividend to the Company for the years presented.
The Condensed Financial Information of the Parent Company for the year ended December 31, 2020 has been revised to correct an immaterial error related to presentation of cash flows of amount due from subsidiary. Such cash flow was previously presented in error as cash flows from operating activities of the Parent Company and has been revised to cash flows from investing activities of the Parent Company. The impact of the above presentation error was not material to the previously issued financial statements taken as a whole.

Balance sheet

	As of December 31,
	2021	2022
	RMB	RMB	USD$ Note 2(f)
Assets
Cash and cash equivalent	16,291	5,613	814
Amount due from related parties	106	149	22
Prepaid expense and other receivables	291,666	316,172	45,839
Long-term investments	76,030	44,307	6,424

Total assets	384,093	366,241	53,099

Liabilities and Shareholders’ equity
Other payables and accrued expenses	17,892	17,892	2,594
Contract liabilities	4,555	3,332	483
Payroll and welfare payable	1,582	4,138	600

Total liabilities	24,029	25,362	3,677

Shareholders’ equity
Class A common shares (US$0.00001 par value; 7,000,000,000 shares authorized as of December 31, 2021 and 2022, respectively; 894,456,046 shares issued as of December 31, 2021 and 2022, respectively; 886,166,726 shares and 873,068,986 shares outstanding as of December 31, 2021 and 2022, respectively)	62	62	9
Class B common shares (US$0.00001 par value; 800,000,000 shares authorized as of December 31, 2021 and 2022, respectively; 150,591,207 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	10	10	1
Treasury stock (3,436,860 shares and 16,534,600 shares as of December 31, 2021 and December 31, 2022, respectively)	(9,545)	(15,306)	(2,219)
Additional paid-in capital	896,772	904,935	131,203
Accumulated other comprehensive loss	(27,295)	(17,695)	(2,566)
Accumulated deficit	(499,940)	(531,127)	(77,006)

Total shareholders’ equity	360,064	340,879	49,422

Total liabilities and shareholders’ equity	384,093	366,241	53,099

Statement of Comprehensive Income/(Loss)

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	USD$ Note 2(f)
Operating revenue
Other income	228	1,269	1,553	225

Total operating revenue	228	1,269	1,553	225

Operating cost and expenses
General and administrative expenses	(4,611)	(5,994)	(4,614)	(670)

Operating loss	(4,383)	(4,725)	(3,061)	(445)

Other expense
Interest income	11	4	—	—
Unrealized exchange income	421	—	—	—

Profit/(loss) before income tax, and share of loss of subsidiaries and VIEs	(3,951)	(4,721)	(3,061)	(445)

Share of income/(loss) of subsidiaries and VIEs	(14,341)	(102,945)	(28,126)	(4,078)

Net profit/(loss)	(18,292)	(107,666)	(31,187)	(4,523)

Redeemable preferred shares redemption value accretion	(4,274)	—	—	—
Allocation to redeemable preferred shares	1,074	—	—	—

Net profit/(loss) attributable to common shareholders	(21,492)	(107,666)	(31,187)	(4,523)

Net profit/(loss)	(18,292)	(107,666)	(31,187)	(4,523)
Foreign currency translation adjustment, net of tax	(22,386)	(5,323)	9,600	1,392

Total comprehensive income/(loss)	(40,678)	(112,989)	(21,587)	(3,131)

Statement of cash flows

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	USD$
Cash flows from operating activities:
Net profit/(loss)	(18,292)	(107,666)	(31,187)	(4,523)
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Unrealized exchange (income)/loss	(421)	—	—	—
Share of income/(loss) of subsidiaries and VIEs	14,341	102,945	28,126	4,078
Interest income	(11)	—	—	—

	(4,383)	(4,721)	(3,061)	(445)

Changes in operating assets and liabilities:
Increase/(decrease) in other payables and accrued expenses	(1,340)	(4,730)	—	—
Increase/(decrease) in contract liabilities	—	4,555	(1,223)	(177)
(Increase)/decrease in prepaid expense and other receivables	—	21	22,800	3,306
(Increase)/decrease in accounts receivable and contract assets	(216)	216	—	—
(Increase)/decrease in amount due from related parties	(189)	83	(43)	(6)

Net cash provided by/(used in) operating activities	(6,128)	(4,576)	18,473	2,678

Cash flows from investing activities:
Investments in subsidiaries and consolidated VIEs	(245)	(247)	—	—
Payments of inter-company balances	(139,123)	(161,216)	(23,376)	(3,389)

Net cash provided by/(used in) investing activities	(139,368)	(161,463)	(23,376)	(3,389)

Cash flows from financing activities:
Proceeds from initial public offering, net of issuance costs	340,479	—	—	—
Proceeds from exercise of options	503	497	—	—
Repurchase of Class A common shares	(2,063)	(3,003)	(6,659)	(965)

Net cash provided by/(used in) financing activities	338,919	(2,506)	(6,659)	(965)

Effect of exchange rate changes on cash and cash equivalents	(6,268)	(2,381)	884	128

Net increase/(decrease) in cash and cash equivalents and restricted cash	187,155	(170,926)	(10,678)	(1,548)
Total cash and cash equivalents and restricted cash at beginning of year	62	187,217	16,291	2,362

Total cash and cash equivalents and restricted cash at end of year	187,217	16,291	5,613	814